Schedule of Nonvested Restricted Stock Vests (Details)	6 Months Ended
Jun. 30, 2026 shares
2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock vests, shares	453,865
2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock vests, shares	583,605
2028 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock vests, shares	142,240
2029 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock vests, shares	25,000
2030 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted stock vests, shares	12,500